Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE GOVERNMENT MONEY FUND, INC.
Entity Central Index Key	0000316968
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000005535
Shareholder Report [Line Items]
Fund Name	Government Money Fund
Class Name	Investor Class
Trading Symbol	PRRXX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Money Fund - Investor Class	$33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
AssetsNet	$ 12,767,061,000
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 22,255,000
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$12,767,061
Number of Portfolio Holdings	86

Holdings [Text Block]

Security Allocation (as a % of Net Assets)

U.S. Government Agency Repurchase Agreement	55.0%
U.S. Treasury Debt	24.3
U.S. Government Agency Debt	12.1
U.S. Treasury Repurchase Agreement	9.6
Short-Term and Other	-1.0

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	19.7%
BNY Mellon	17.8
RBC Dominion Securities	12.1
JPMorgan Chase	8.8
Federal Reserve Bank of New York	7.7
Federal Farm Credit Banks	7.0
U.S. Treasury Bills	4.6
Federal Home Loan Banks	4.0
Canadian Imperial Bank	4.0
Citigroup Global Markets	3.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000190629
Shareholder Report [Line Items]
Fund Name	Government Money Fund
Class Name	I Class
Trading Symbol	TTGXX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Money Fund - I Class	$21	0.21%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.21%
AssetsNet	$ 12,767,061,000
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 22,255,000
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$12,767,061
Number of Portfolio Holdings	86

Holdings [Text Block]

Security Allocation (as a % of Net Assets)

U.S. Government Agency Repurchase Agreement	55.0%
U.S. Treasury Debt	24.3
U.S. Government Agency Debt	12.1
U.S. Treasury Repurchase Agreement	9.6
Short-Term and Other	-1.0

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	19.7%
BNY Mellon	17.8
RBC Dominion Securities	12.1
JPMorgan Chase	8.8
Federal Reserve Bank of New York	7.7
Federal Farm Credit Banks	7.0
U.S. Treasury Bills	4.6
Federal Home Loan Banks	4.0
Canadian Imperial Bank	4.0
Citigroup Global Markets	3.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless